Income Taxes - Schedule of Income Tax Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current
Federal	$ 0	$ 0
State	71	62
Foreign	609	280
Total current	680	342
Deferred
Federal	60	(21)
State	3	11
Foreign	0	0
Total deferred	63	(10)
Provision for income taxes	$ 743	$ 332